INTEREST IN OTHER ENTITIES	12 Months Ended
Dec. 31, 2019
Interest In Other Entities
INTEREST IN OTHER ENTITIES

The significant subsidiaries, associates and joint operations of the Company at December 31, 2019 are listed below. The table also includes information related to key contractual arrangements associated with the Company’s mineral property interests that comprise 90.5% of the December 31, 2019 carrying value of its Mineral Property assets (see note 13). The company does not have any accounting joint ventures as defined by IFRS 11.

		December	December	Fiscal
	Place	31, 2019	31, 2018	2019
	Of	Ownership	Ownership	Participating	Accounting
	Business	Interest (1)	Interest (1)	Interest (2)	Method
Subsidiaries
Denison Mines Inc.	Canada	100.00%	100.00%	N/A	Consolidation
Denison AB Holdings Corp.	Canada	100.00%	100.00%	N/A	Consolidation
Denison Waterbury Corp	Canada	100.00%	100.00%	N/A	Consolidation
9373721 Canada Inc.	Canada	100.00%	100.00%	N/A	Consolidation
Denison Mines (Bermuda) I Ltd	Bermuda	100.00%	100.00%	N/A	Consolidation
Associates
GoviEx Uranium Inc.	Africa	See Below	16.21%	N/A	FVTPL/Equity Method
Joint Operations
Waterbury Lake Uranium Corp	Canada	60.00%	60.00%	100%	Voting Share (3)
Waterbury Lake Uranium LP	Canada	66.57%	65.92%	100%	Voting Share (3)
Key Contractual Arrangements
Wheeler River Joint Venture	Canada	90.00%	90.00%	90.00%	Denison Share (3)
Midwest Joint Venture	Canada	25.17%	25.17%	25.17%	Denison Share (3)
Mann Lake Joint Venture	Canada	30.00%	30.00%	N/A (4)	Denison Share (3)
Wolly Joint Venture	Canada	21.89%	21.89%	N/A (4)	Denison Share (3)
McClean Lake Joint Venture	Canada	22.50%	22.50%	22.50%	Denison Share (3)

(1)	Ownership Interest represents Denison’s percentage equity / voting interest in the entity or contractual arrangement;
(2)	Participating interest represents Denison’s percentage funding contribution to the particular joint operation or contractual arrangement. This percentage can differ from ownership interest in instances where other parties to the arrangement have carried interests, they are earning-in to the arrangement, or they are diluting their interest in the arrangement (provided the arrangement has dilution provisions therein);
(3)	Denison Share is where Denison accounts for its share of assets, liabilities, revenues and expenses in accordance with the specific terms within the contractual arrangement. – this can be by using either its ownership interest (i.e. Voting Share) or its participating interest (i.e. Funding Share), depending on the arrangement terms. The Voting Share and Funding Share approaches produce the same accounting result when the Company’s ownership interest and participating interests are equal;
(4)	The participating interest for 2019 for these arrangements is shown as Not Applicable as there were no approved spending programs carried out during fiscal 2019.

At December 31, 2019, Denison is using the FVTPL accounting method to account for its investment in GoviEx – at December 31, 2018, it was using the equity method (see note 10). Accordingly, at December 31, 2019, GoviEx is not classified as an “associate” and the Company’s 15.39% ownership in the Company is not disclosed in the table above.

WLUC and WLULP were acquired by Denison as part of the Fission Energy Corp acquisition in April 2013. Denison uses its equity interest to account for its share of assets, liabilities, revenues and expenses for these joint operations. In 2019, Denison funded 100% of the activities in these joint operations pursuant to the terms of an agreement that allows it to approve spending for the WLULP without having the required 75% of the voting interest (see note 24).